CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 1,402,025	$ 4,581,128	$ 7,050,610
Restricted cash	736,014	50,592	50,089
Short-term investments	13,213,526	15,274,175	1,006,517
Short-term investments - restricted	713,279	0
Due from related party	6,833	6,833	4,074
Due from shareholder	1,526,126	0
Prepaid expenses	607,289	230,688	134,572
Deferred financing charges		0	105,703
Other receivable		0	1,064
Total current assets	18,205,092	20,143,416	8,352,629
Noncurrent Assets
Right of use assets - operating lease, net	462,816	477,577	242,332
Property, plant, and equipment, net of accumulated depreciation of $126,506 and $84,464, respectively	2,303,786	2,396,977	82,622
Long-term deposits	5,368,914	5,368,914	1,623,003
Total assets	26,340,608	28,386,884	10,300,586
Current liabilities
Accounts payable and accrued liabilities	1,030,846	966,088	731,756
Deferred income	134,002	149,000	344,800
Lease liability	58,943	55,898	91,767
Grant payable	743,967	354,967	0
Related party notes payable	1,526,126	1,526,126	1,630,200
Derivative liability		0	4,535,469
Interest payable		0	13,938
Convertible debentures, net		0	7,244,961
Note payable		0	1,436,001
Total current liabilities	3,493,884	3,052,079	16,028,892
Liabilities, Noncurrent [Abstract]
Lease liability - non-current	418,529	434,253	162,150
Total liabilities	3,912,413	3,486,332	16,191,042
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock, $0.00001 par value, 200,000,000 shares authorized; 44,173,972 issued and outstanding as of March 31, 2026 (43,891,846 as of December 31, 2025)	441	438	192
Additional paid-in-capital	60,127,316	58,330,545	9,125,524
Accumulated deficit	(37,699,562)	(33,430,431)	(16,886,815)
Common stock subscribed		0	1,870,643
Total stockholders' equity	22,428,195	24,900,552	(5,890,456)
Total liabilities and stockholders' equity	$ 26,340,608	$ 28,386,884	$ 10,300,586